Farmers New World Life Insurance Company Logo

Farmers New World Life Insurance Company
Legal Department
3003 77th Avenue S.E.
Mercer Island, Washington 98040

Adam G. Morris
Corporate Counsel
Direct: 206/275-8193
Main: 206/275-8140
Fax: 206/275-8144

October 27, 2009

VIA EDGARLINK Securities and Exchange Commission 100 F. Street N. E. Washington, D.C. 20549

Re: Farmers New World Life Insurance Company Farmers Variable Life Separate Account A Post-Effective Amendment No. 13 to Form N-6 (File No. 333-84023) Farmers Variable Universal Life

Commissioners:

On behalf of Farmers New World Life Insurance Company (the Company ) and Farmers
Annuity Separate Account A (the Separate Account ), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of
Supplement dated October 23, 2009 to the Prospectus for the variable universal life contract offered by the Company through the Separate Account that would have been filed under paragraph (c) of
Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the Amendment ) to the registration statement on Form N-6 for the Separate Account.
That Amendment was filed electronically with the Commission on October 22, 2009.

If you have any questions or comments regarding this filing, please call the undersigned at
206-275-8193.

Sincerely, /s/ Adam G. Morris Adam G. Morris